Property and equipment, net, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement in Property, Plant and Equipment [Roll Forward]
Property and Equipment, Beginning Balance	$ 26,935	$ 26,683
Additions in property and equipment	125	252
Property and Equipment, Ending Balance	27,060	26,935
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, Property and Equipment, Beginning Balance	(4,510)	(4,033)
Depreciation for the year	(473)	(477)
Accumulated Depreciation, Property and Equipment, Ending Balance	(4,983)	(4,510)
Property, Plant and Equipment, Net, by Type [Abstract]
Property And Equipment Net, Beginning Balance	22,425	22,650
Additions in property and equipment	125	252
Depreciation for the year	(473)	(477)
Property And Equipment Net, Ending Balance	$ 22,077	$ 22,425